Related Party Transactions (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended		15 Months Ended	12 Months Ended													12 Months Ended		15 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Cameron Schiffner [Member]	Sep. 30, 2011 Cameron Schiffner [Member]	Sep. 30, 2010 Cameron Schiffner [Member]	Jan. 31, 2012 Cameron Schiffner [Member] Consumer Portfolio Segment [Member]	Sep. 30, 2012 Michael Shaw [Member]	Jan. 31, 2012 Michael Shaw [Member]	Sep. 30, 2011 Michael Shaw [Member]	Sep. 30, 2010 Michael Shaw [Member]	Jan. 31, 2012 Michael Shaw [Member] Consumer Portfolio Segment [Member]	Jan. 31, 2012 Michael Shaw [Member] Settlement Of Note [Member]	Sep. 30, 2012 Bruce Hull [Member]	Jan. 31, 2012 Bruce Hull [Member]	Sep. 30, 2011 Bruce Hull [Member]	Sep. 30, 2012 Service Agreements [Member] Cash Store Australia Holdings Inc [Member]	Sep. 30, 2011 Service Agreements [Member] Cash Store Australia Holdings Inc [Member]	Sep. 30, 2010 Service Agreements [Member] Cash Store Australia Holdings Inc [Member]	Sep. 30, 2012 Service Agreements [Member] Rtf Financial Holdings Inc [Member]	Sep. 30, 2011 Service Agreements [Member] Rtf Financial Holdings Inc [Member]
Selling, general and administrative	23,595	24,109	25,020														284	363	362	140	240
Related Party Transaction, Due from (to) Related Party																	3	16		0	45
Retention Payable				4,185	11,674	13,531			1,377	4,801	6,186				36
Provision for loan losses - Note 5	31,004	2,559	788	3,914
Business Acquisition, Contingent Consideration, Potential Cash Payment				3,914			45,520		23,944			23,944	12,885		0
Current portion of obligations under capital leases and other obligations - Note 16	1,180	659		659	2,281			0		1,257				166		0